Expense Example - FidelityTreasuryMoneyMarketFund-CPRO - FidelityTreasuryMoneyMarketFund-CPRO - Fidelity Treasury Money Market Fund - Fidelity Treasury Money Market Fund - Advisor Class C	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 248
3 years	460
5 years	796
10 years	$ 1,541